Leases (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	May 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Leases (Details) [Line Items]
Operating lease expiration date	Oct. 31, 2023
Recognized lease income			$ 168
USA [Member]
Leases (Details) [Line Items]
Operating lease expiration date			Mar. 31, 2024
Israel [Member]
Leases (Details) [Line Items]
Operating lease expiration date		Apr. 30, 2023	Apr. 30, 2023